1801 California St., Suite 5200 Denver, Colorado 80202

March 20, 2018

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE:	Transamerica Funds (the “Registrant”)

(File Nos. 033-02659; 811-04556)

Ladies and Gentlemen:

On behalf of the Registrant, we are filing, via the EDGAR system, Post-Effective Amendment No. 253 under the Securities Act of 1933, as amended (the “Securities Act”), and Amendment No. 254 under the Investment Company Act of 1940, as amended (the “1940 Act”), to the Registration Statement on Form N-1A (the “Amendment”). The Amendment is being filed under paragraph (a)(2) of Rule 485 under the Securities Act, for review and comment by the Staff of the U.S. Securities and Exchange Commission. Pursuant to Rule 485(a)(2), the Registrant has designated on the facing sheet to the Registration Statement that the Amendment become effective 75 days after filing pursuant to Rule 485(a)(2). No fees are required in connection with this filing.

The purpose of the Amendment is to register two new series to the Registrant designated as Transamerica International Stock and Transamerica International Value. Transamerica International Stock will offer Class A, Class I, Class R6 and Class I2 shares. Transamerica International Value will offer Class I2 shares.

Please direct any comments or questions concerning this filing to the undersigned at 727-299-1311.

Very truly yours,

/s/ Cathleen M. Livingstone
Cathleen M. Livingstone
Manager, Registered Products and Distribution
Transamerica Asset Management, Inc.